Clearwater Investment Trust

2000 Wells Fargo Place

30 East 7th Street

St. Paul, Minnesota 55101-4930

April 30, 2009

VIA ELECTRONIC TRANSMISSION

File Desk

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20054

RE: Clearwater Investment Trust (the "Registrant")

(File Nos. 33-12289; 811-05038)

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 28 dated April 30, 2009, and that the text of Post Effective Amendment No.28 has been filed electronically, Accession No. 0001169232-09-002312.

If there are any questions or comments concerning the foregoing, please contact the undersigned at 888-228-0935.

Sincerely,

/s/ Susanne S. Smith

Susanne S. Smith